COLLEGE AND UNIVERSITY
                             FACILITY LOAN TRUST ONE

                              FINANCIAL STATEMENTS
                             AS OF NOVEMBER 30, 1996

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To State Street Bank and Trust Company (Owner Trustee):

We have audited the accompanying balance sheet of College and University Facility Loan Trust One (a Massachusetts business trust), including the schedule of investments, as of November 30, 1996, and the related statements of operations and cash flows for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, and the selected financial highlights for each of the periods presented. These financial statements and the selected financial highlights are the responsibility of the Owner Trustee. Our responsibility is to express an opinion on these financial statements and the selected financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the selected financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the Loans and Investments as of November 30, 1996 by correspondence with General Electric Capital Corporation and Federal National Mortgage Association, respectively. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the selected financial highlights referred to above present fairly, in all material respects, the financial position of College and University Facility Loan Trust One as of November 30, 1996, and the results of its operations and its cash flows for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the selected financial highlights for the periods presented, in conformity with generally accepted accounting principles.


Boston, Massachusetts
December 27, 1996

                              College and University
                             Facility Loan Trust One

================================================================================

                                Financial Statements
                                   November 30, 1996

                                           College and University
                                          Facility Loan Trust One

                                                    Balance Sheet

================================================================================

November 30,                                                               1996
================================================================================

Assets

Investments, at amortized cost, net of allowance for
 possible loan losses of $725,000 (Notes 1, 2, 6, 7
 and 8 and Schedule of Investments)                                 $91 161 191
Cash                                                                     98 067
Interest receivable                                                   1 578 524
Deferred bond issuance costs (Note 2)                                 1 090 424
--------------------------------------------------------------------------------

    Total assets                                                    $93 928 206
================================================================================

Liabilities

Bonds payable (Notes 3 and 8)                                       $75 484 762
Interest payable (Note 3)                                             3 915 483
Class A redemption payable (Note 5)                                     604 854
Dividend payable (Note 5)                                               322 773
Accrued expenses and other liabilities                                  233 650
--------------------------------------------------------------------------------

    Total liabilities                                                80 561 522
--------------------------------------------------------------------------------

Net Assets

Class A Preferred Certificates, par value $1 - authorized
 and outstanding - 4,267,199 certificates (preference as
 to annual dividends of 13.25%, mandatory redemption and
 liquidation at par value) (Note 5)                                   4 267 199
--------------------------------------------------------------------------------

Class B Certificates, par value $1 - authorized, issued
 and outstanding - 1,001,643 certificates (Note 5)                    1 001 643
Accumulated deficit (Note 2)                                         (1 047 773)
Paid-in capital (Note 2)                                              9 145 615
--------------------------------------------------------------------------------

    Total net assets applicable to Class B certificateholders         9 099 485
--------------------------------------------------------------------------------

    Total net assets                                                $13 366 684
================================================================================

    Net asset value per Class B certificate
     (based on 1,001,643 certificates outstanding)                  $      9.08
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust One

                                          Statement of Operations

================================================================================

Year Ended November 30,                                                    1996
================================================================================

Investment income:
  Interest income (Note 2)                                          $11 210 253
--------------------------------------------------------------------------------

Expenses:
  Interest expense (Notes 2 and 3)                                    8 145 980
  Servicer fees (Note 4)                                                 90 909
  Trustee fees (Note 4)                                                  46 248
  Other trust and bond administration expenses                          229 827
--------------------------------------------------------------------------------

    Total expenses                                                    8 512 964
--------------------------------------------------------------------------------

    Net investment income                                             2 697 289

Provision for possible loan losses (Notes 2 and 6)                      200 000
--------------------------------------------------------------------------------

    Net increase in net assets resulting from operations              2 497 289

Dividends to Class A Preferred Certificateholders                       678 957
--------------------------------------------------------------------------------

    Net increase in net assets applicable to Class B
     certificateholders resulting from operations                   $ 1 818 332
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust One

                                          Statement of Cash Flows

================================================================================

Year Ended November 30,                                                    1996
================================================================================

Cash flows from operating activities:
  Interest received                                                 $ 4 354 795
  Interest paid                                                      (8 352 039)
  Operating expenses paid                                              (252 642)
--------------------------------------------------------------------------------

      Net cash used for operating activities                         (4 249 886)
--------------------------------------------------------------------------------

Cash flows from investing activities:
  Net increase in funds held under investment agreements             (1 213 572)
  Principal payments on Loans                                        14 098 913
--------------------------------------------------------------------------------

      Net cash provided by investing activities                      12 885 341
--------------------------------------------------------------------------------

Cash flows from financing activities:
  Principal repayments on Bonds                                      (7 240 892)
  Dividends to Class A Preferred certificateholders                    (725 902)
  Redemption of Class A Preferred certificateholders                   (708 590)
--------------------------------------------------------------------------------

      Net cash used for financing activities                         (8 675 384)
--------------------------------------------------------------------------------

Net decrease in cash                                                    (39 929)

Cash, beginning of year                                                 137 996
--------------------------------------------------------------------------------

Cash, end of year                                                    $   98 067
================================================================================

Reconciliation of net increase in net assets
resulting from operations to net cash used
for operating activities:
  Net increase in net assets resulting from operations              $ 2 497 289
  Provision for possible loan losses                                    200 000
  Decrease in interest receivable                                      (314 424)
  Increase in accrued expenses and other liabilities                    114 341
  Decrease in bond interest payable                                    (369 286)
  Amortization of deferred Bond issuance costs                          163 230
  Amortization of purchase discount on Loans                         (6 541 036)
--------------------------------------------------------------------------------

      Net cash used for operating activities                        $(4 249 886)
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust One

                              Statements of Changes in Net Assets
                                                     (Note 2 (f))

================================================================================

Years Ended November 30,                                     1996          1995
================================================================================

From operations:
  Net investment income                               $ 2 697 289   $ 1 777 232
  Provision for possible loan losses                     (200 000)     (400 000)

Dividends to certificateholders (Notes 2 and 5):
  Class A Preferred certificateholders
  ($.1325 per certificate annually):
    From net investment income                           (171 187)     (639 242)
    As tax return of capital                             (507 770)      (77 222)
--------------------------------------------------------------------------------

    Net increase in net assets applicable to Class B
     certificateholders resulting from operations       1 818 332       660 768
--------------------------------------------------------------------------------

Capital certificate transactions (Note 5):
  Redemptions of Class A Preferred certificates,
   (1,109,166 and 204,277 certificates in 1996 and
   1995, respectively)                                 (1 109 166)     (204 277)
  Issuance of additional 13.25% Class A Preferred
   certificates as paid-in-kind dividend (346,746
   certificates in 1995)                                        -       346 746
--------------------------------------------------------------------------------

    Net increase (decrease) in net assets resulting
     from capital certificate transactions             (1 109 166)      142 469
--------------------------------------------------------------------------------

Net increase in net assets                                709 166       803 237

Net assets:
  Beginning of year                                    12 657 518    11 854 281
--------------------------------------------------------------------------------

  End of year                                         $13 366 684   $12 657 518
================================================================================

      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust One

                           Selected Financial Highlights for Each
                                  Class B Certificate Outstanding
                                 Throughout the Periods Indicated
                                                  (Notes 1 and 5)

================================================================================

Years Ended November 30,                  1996         1995          1994          1993          1992
======================================================================================================
Net asset value, beginning of year     $  7.27      $  6.61       $  4.41       $  3.84        $  2.71
------------------------------------------------------------------------------------------------------

Net investment income                     2.69         1.77          3.04          1.44           2.13

Provision for possible loan losses        (.20)        (.40)         (.12)         --               --

Dividends to Class A Preferred
 Certificateholders:
  From net investment income              (.17)        (.64)         (.42)         (.87)         (1.00)
  As tax return of capital                (.51)        (.07)         (.30)           --             --
------------------------------------------------------------------------------------------------------

Net asset value, end of year           $  9.08      $  7.27       $  6.61       $  4.41        $  3.84
======================================================================================================

Total investment return (a)                N/A          N/A           N/A           N/A            N/A

Net assets applicable to
 Class A Preferred Certificates,
 end of year                        $4 267 199   $5 376 365    $5 233 897    $5 997 151     $6 781 396

Net assets applicable to Class B
 Certificates, end of year          $9 099 485   $7 281 153    $6 620 384    $4 418 852     $3 843 329
======================================================================================================

Ratios and Supplemental Data:

  Ratio of expenses to average
   net assets applicable to
   Class B Certificates                 103.94%(b)   133.48%(b)    180.25%(b)    274.18%(b)     344.39%(b)

  Ratio of net investment income
   to average net assets applicable
   to Class B Certificates               32.93%       25.57%        55.24%        35.10%         64.89%

  Number of Class B Certificates
   outstanding, end of year          1 001 643    1 001 643     1 001 643     1 001 643      1 001 643

(a) The Trust's investments are recorded at amortized cost as discussed in Note
    2. Accordingly, the financial statements do not reflect the market value of such investments. For this reason, management believes that no meaningful information can be provided regarding "Total Investment Return" and has not included information under that heading.

(b) Excluding interest expense, the ratio of expenses to average net assets applicable to Class B Certificates was 6.47%, 7.96%, 11.64%, 13.68%, and 16.23% in 1996, 1995, 1994, 1993, and 1992, respectively.


      The accompanying notes are an integral part of these financial statements.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

1.   Organization           College and University Facility Loan Trust One (the
     and Business           Trust) was formed on September 17, 1987 as a
                            business trust under the laws of the Commonwealth of Massachusetts by a declaration of trust by State
                            Street Bank and Trust Company, formerly the Bank of
                            Boston, (the Owner Trustee), not in its individual capacity but solely as Owner Trustee. The Trust is registered under the Investment Company Act of 1940
                            (as amended) as a diversified, closed-end, management investment company.

                            The Trust was formed for the sole purpose of raising funds through the issuance and sale of bonds (the Bonds). The Trust commenced operations on September 29, 1987 (the Closing Date) and issued Bonds in five tranches in the aggregate principal amount of $126,995,000. The Bonds constitute full recourse obligations of the Trust. The collateral securing the Bonds consists primarily of a pool of college and university facility loans (the Loans) to various postsecondary educational institutions and funds held under the indenture (the Indenture) and the investment agreements. The Loans were originated by or previously assigned to the United States Department of Education (ED) under the College Housing Loan Program or the Academic Facilities Loan Program. The Loans, which have been assigned to The First National Bank of Chicago (the Bond Trustee), are secured by various types of collateral, including mortgages on real estate, general recourse obligations of the borrowers, pledges of securities and pledges of revenues. As of the Closing Date, the Loans had a weighted average stated interest rate of approximately 3.16% and a weighted average remaining term to maturity of approximately 19.4 years. Payments on the Loans are managed by the Bond Trustee in various fund accounts and are invested under investment agreements (see Note 2) as specified in the Indenture.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

1.   Organization and       All payments on the Loans and earnings under the
     Business (Continued)   investment agreements and any required transfers
                            from the Expense, Reserve and Liquidity Funds are deposited to the credit of the Revenue Fund held by the Bond Trustee as defined within, and in accordance with, the Indenture. On each bond payment date, amounts on deposit to the credit of the Revenue Fund are applied in the following order of priority: to pay amounts due on the Bonds, to pay administrative expenses not previously paid from the Expense Fund, to fund the Expense Fund to the Expense Fund Requirement, to fund the Reserve Fund to the Maximum Reserve Requirement, and to fund the Liquidity Fund to the Liquidity Fund Requirement.
                            Any funds remaining in the Revenue Fund on such payment date are paid to the certificateholders in the order of priority discussed in Note 5.

                            On the Closing Date, certificates were issued by the Trust to ED as partial payments for the Loans. In December 1989, ED sold, through a private placement, all of its ownership interest in the Trust.

2.   Summary of             (a) College and University Facility Loans
     Significant
     Accounting             The Loans were purchased and recorded at a discount
     Policies               below par. Pursuant to a "no-action letter" that the
                            Trust received from the Securities and Exchange
                            Commission, the Loans (included in investments in the accompanying balance sheet) are being accounted for under the amortized cost method of accounting.
                            Under this method, the difference between the cost of each Loan to the Trust and the scheduled principal and interest payments is amortized, assuming no prepayments of principal, and included in the Trust's income by applying the Loan's effective interest rate to the amortized cost of that Loan. The remaining balance of the purchase discount on the Loans as of November 30, 1996 was approximately $44,253,000. As a result of prepayments of Loans in the year ended November 30, 1996, additional interest income of approximately
                            $1,430,000 was recognized.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

2.   Summary of             (a) College and University Facility Loans
     Significant            (Continued)
     Accounting
     Policies               The Trust's policy is to discontinue the accrual of
     (Continued)            interest on Loans for which payment of principal or
                            interest is 180 days or more past due or for such other Loans as considered necessary by management if collection of interest and principal is doubtful.
                            When a Loan is placed on nonaccrual status, all previously accrued but uncollected interest is reversed against the current period's interest income. Subsequently, interest income is recorded when received. Payments are applied to interest first with the balance, if any, applied to principal. At November 30, 1996, two loans had been placed on nonaccrual status, as discussed in Note 6.

                            (b) Other Investments

                            Other investments, which are included in Investments on the accompanying balance sheet, consist of two unsecured investment agreements issued by the Federal National Mortgage Association bearing fixed rates of interest of 5% and 8%. These investments are carried at cost. These investment agreements terminate on the earlier of December 1, 2014 or the date on which the bonds are paid-in-full.

                            (c) Federal Income Taxes

                            It is the Trust's policy to comply with the requirements applicable to a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its investment company taxable income to its certificateholders each year. Accordingly, no federal or state income tax provision is required.

                            For tax purposes, the Loans were transferred to the Trust at their face values. Accordingly, the accretion of the purchase discount creates a permanent book-tax difference.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

2.   Summary of             (d) Deferred Bond Issuance Costs
     Significant
     Accounting             Deferred Bond issuance costs are being amortized
     Policies               using the effective interest-rate method, assuming
     (Continued)            that all mandatory semiannual payments will be made
                            on the term bonds as discussed in Note 3.

                            (e) Accounting for Impairment of a Loan and Allowance for Possible Loan Losses

                            The Trust accounts for credit losses in accordance with Statement of Financial Accounting Standards
                            (SFAS) No. 114, Accounting by Creditors for
                            Impairment of a Loan, as amended by SFAS No. 118 (hereafter collectively referred to as SFAS 114). SFAS 114 requires that impaired loans, as defined, be measured based on the present value of the expected future cash flows discounted at the loan's effective interest rate or the fair value of the collateral if the loan is collateral dependent.

                            Management is responsible for establishing an allowance for possible loan losses based on its best estimate of losses that might occur. Ultimate losses may vary from the current estimate. This estimate is reviewed periodically, and as a provision to the allowance for possible loan losses becomes necessary, it is reported in the period in which it becomes known. Allowances are established for those loans that, in the opinion of management, are deemed to be impaired and potentially uncollectible.

                            The allowance for possible loan losses is based on management's evaluation of the level of the allowance required in relation to the estimated loss exposure in the loan portfolio. Factors considered in evaluating the adequacy of the allowance include previous loss

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

2.   Summary of             experience, current economic conditions and their
     Significant            effect on borrowers, the performance of individual
     Accounting             Loans in relation to contract terms, adverse
     Policies               situations that may affect the borrower's ability to
     (Continued)            pay, and the estimated fair values of collateral.

                            The factors discussed above are inherently difficult to predict. Accordingly, the final outcome of these estimates and the ultimate realization of amounts on certain Loans may vary significantly from the amounts reflected in the accompanying financial statements.

                            (f) Presentation of Capital Distributions

                            Capital distributions are accounted for in accordance with the American Institute of Certified Public Accountants Statement of Position 93-2, "Determination, Disclosure and Financial Statement Presentation of Income, Capital Gain and Return of Capital Distributions by Investment Companies" (SOP 93-2). SOP 93-2 requires the Trust to report distributions that are in excess of tax basis earnings and profits as a tax return of capital and to present the capital accounts on a basis that approximates the amounts that are available for future distributions on a tax basis.

                            As all tax earnings and profits have been distributed, accumulated undistributed net investment income has been reclassified as paid-in capital. These reclassifications result from permanent book and tax differences such as the receipt of tax-exempt interest income on certain Loans, the related interest expense on the Bonds, and the accretion of purchase discount on the Loans. Amounts deducted for the loan loss reserve and dividends payable are not currently deductible for tax purposes and have been reclassified as an accumulated deficit. These reclassifications had no impact on the net investment income or net assets of the Trust.

                            The Trust made $507,770 of distributions which were considered a tax return of capital for the fiscal year ending November 30, 1996.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

2.   Summary of             (g) Use of Estimates
     Significant
     Accounting             The preparation of financial statements in
     Policies               conformity with generally accepted accounting
     (Continued)            principles requires management to make estimates and
                            assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   Bonds                  The Bonds outstanding at November 30, 1996 consist
                            of the following:

                                                                       Principal
                                      Interest                           Amount
                            Type        Rate       Stated Maturity       (000s)
                            ====================================================

                            Term       10.20%      June 1, 2002         $37 908
                            Term       10.55       December 1, 2014      37 577
                            ----------------------------------------------------
                                                                        $75 485
                            ====================================================

                            The Bonds maturing on June 1, 2002 are being redeemed, in part, on a pro rata basis by application of mandatory semiannual payments and commencing December 1, 2002, the Bonds maturing on December 1, 2014 will also be redeemed on a pro rata basis. The redemption price is equal to 100% of the principal amount to be redeemed plus interest accrued to the redemption date.

                            Interest on the Bonds is payable semiannually. On December 2, 1996, the Trust made the mandatory redemption of $3,996,747 on the Bonds maturing on June 1, 2002.

                            The aggregate scheduled maturities of the Bonds, including the scheduled mandatory redemptions at November 30, 1996, are as follows:

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

3.   Bonds                                                                Amount
     (Continued)            Fiscal Year                                   (000s)
                            ====================================================

                            1997                                           7 232
                            1998                                           6 912
                            1999                                           6 829
                            2000                                           6 169
                            2001                                           5 570
                            Thereafter                                    42 773
                            ----------------------------------------------------
                            Total                                        $75 485
                            ====================================================

                            The Bonds are not subject to optional redemption by either the Trust or the bondholders.

                            In the event the Trust realizes negative cash flows, various reserve funds have been established and maintained such that, on or before such bond payment date, such funds may be used by the Bond Trustee to make any required payments on the Bonds and to pay operating expenses of the Trust.

                            As required by the Indenture, the scheduled future cash flows for Loans that are in default are excluded from the calculation of the reserve fund requirement. The impact of excluding Loans in default from the calculation increases the reserve fund requirement. The cash flows from the December 1, 1995 and June 3, 1996 Bond Payments were sufficient to satisfy the maximum funding requirement of $7,249,868 and $7,403,319, respectively.

4.   Administrative         (a) Servicer
     Agreements
                            As compensation for the services provided under the servicing agreement, General Electric Capital
                            Corporation (GECC) receives a collection fee. This fee is paid semiannually with respect to

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

4.   Administrative         each Loan on each date of payment for such Loan. The
     Agreements             fee is equal to .055 of 1% of the outstanding
     (Continued)            principal balance of such Loan divided by the number
                            of payments of principal and interest for such Loan in a calendar year. For the period ended November
                            30, 1996, this fee totaled $69,110. GECC was also reimbursed for other related expenses of $21,799.

                            (b) Trustees

                            As compensation for services provided, the Owner and Bond Trustees are entitled under the Declaration of Trust and the Indenture to receive the following fees:

                            o The Owner Trustee, in its capacities as manager of
                              the Trust and as Owner Trustee, received fees of $11,950 and $10,755, respectively, for the year ended November 30, 1996. In addition, the Owner Trustee was reimbursed $2,777 for out-of-pocket expenses.

                            o The Bond Trustee is entitled to an annual fee
                              equal to .025 of 1% of the aggregate outstanding principal of the Bonds on the bond payment date immediately preceding the date of payment of such fee. The fee is payable semiannually, in advance, on each bond payment date. The Bond Trustee is also reimbursed for out-of-pocket expenses in an amount not to exceed 4% of the applicable annual fee. For the year ended November 30, 1996, the fees amounted to $19,997. In addition, the Bond Trustee was reimbursed $769 for out-of-pocket expenses.

5.   Certificates           The certificates comprise two classes, namely 13.25%
                            Class A Preferred and Class B. The Class A Preferred certificates have preference over the Class B certificates with respect to the payment of dividends, rights of redemption and liquidation payments. Dividends on the Class A Preferred certificates are payable in cash on each Distribution Date (defined below) at the rate of 13.25% per annum from amounts received by the Owner
                            Trustee pursuant to the Declaration of Trust. To the extent that such amounts are not sufficient to pay accrued dividends on any Class A Preferred certificates on any Distribution Date, such dividends will be paid in additional certificates of the Class A Preferred certificates. The Class A
                            Preferred certificates are required to be

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

5.   Certificates           redeemed by the Trust, in whole or in part, on any
     (Continued)            Distribution Date to the extent of the amount on
                            deposit to the credit of the Revenue Fund, as discussed in Note 1, and after all accrued but unpaid dividends thereon have been paid in full. No distributions on the Class B certificates may be made until all Class A Preferred certificates have been fully redeemed. Following the redemption in full of the Class A Preferred certificates, on each Distribution Date, the holders of the Class B certificates will receive amounts paid to the Owner
                            Trustee pursuant to the Declaration of Trust, pro rata, in the same proportion that the par value of the certificates evidenced by each Class B certificate bears to the sum of the par value of the certificates evidenced by all of the Class B certificates.

                            Dividends and other payments are distributed to the certificateholders, while the Bonds are outstanding, on the second business day in each June and December (the Distribution Date) and, after the Bonds are paid in full, on the first business day of each month.

                            As a result of the shortfall in the reserve fund at June 1, 1995, there was no cash available for distribution to the certificateholders and the trust issued additional Class A Preferred certificates to pay the accrued dividends of $346,746.

                            On December 2, 1996, the Trust paid $927,627 to the holders of the Class A Preferred certificates, of which $322,773 was for payment of dividends and $604,854 was a redemption of Class A Preferred certificates. These payments are reflected as liabilities in the accompanying balance sheet.

                            The certificateholders shall each be entitled to one vote per certificate.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

6.   Allowance for          An analysis of the allowance for possible loan
     Possible Loan          losses for the year ended November 30, 1996 is
     Losses                 summarized as follows:

                            Balance, beginning of year                  $525 000
                            Provision                                    200 000
                            Charge-offs                                        -
                            ----------------------------------------------------

                            Balance, end of year                        $725 000
                            ====================================================

                            At November 30, 1996, the recorded investment in loans that are considered to be impaired under SFAS 114 was approximately $1,753,000 with a related allowance for possible loan losses of $517,000.

                            The average recorded investment in impaired loans during the year ended November 30, 1996 was approximately $1,803,000. For the year ended November 30, 1996, interest income recognized on impaired loans was approximately $69,000.

                            The amortized cost of the loans placed on nonaccrual status is approximately $1,225,000 at November 30, 1996. See "Accounting for Impairment of a Loan and Allowance for Possible Loan Losses" for a discussion of the Trust's impaired loan accounting policy.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

7.   Loans                  Scheduled principal and interest payments on the
                            Loans as of November 30, 1996, excluding payments for Loans in Default, as defined in the Indenture, are as follows:

                                              Principal    Interest
                                              Payments     Payments       Total
                            Fiscal Year        (000s)       (000s)       (000s)
                            ====================================================
                            1997             $ 10 773      $ 3 547      $ 14 320
                            1998               10 615        3 148        13 763
                            1999                9 984        2 810        12 794
                            2000                8 777        2 497        11 274
                            2001                8 238        2 214        10 452
                            Thereafter         64 441       13 159        77 600
                            ----------------------------------------------------
                            Total            $112 828      $27 375      $140 203
                            ====================================================

                            Expected payments may differ from contractual payments because borrowers may prepay or default on their obligations. Accordingly, actual principal and interest payments on the Loans may vary significantly from the scheduled payments.

                            The following analysis summarizes the stratification of the loan portfolio by type of collateral and institution as of November 30, 1996:

                                                              Amortized
                                                     Number     Cost
                            Type of Collateral      of Loans    (000s)        %
                            ====================================================

                            Loans secured by a
                            first mortgage             145     $33 892     47.3%

                            Loans not secured by
                            a first mortgage            92      37 729     52.7%
                            ----------------------------------------------------
                            Total Loans                237     $71 621    100.0%
                            ====================================================

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

7.   Loans                                                      Amortized
     (Continued)                                      Number      Cost
                            Type of Institution      of Loans     (000s)       %
                            ====================================================

                            Private                    152      $33 855    47.3%
                            Public                      85       37 766    52.7
                            ----------------------------------------------------
                            Total Loans                237      $71 621   100.0%
                            ====================================================

                            The ability of a borrower to meet future debt service payments on a Loan will depend on a number of factors relevant to the financial condition of such borrower, including, among others, the size and diversity of the borrower's sources of revenues; enrollment trends; reputation; management expertise; the availability and restrictions on the use of endowments and other funds; the quality and maintenance costs of the borrower's facilities; and, in the case of some Loans to public institutions which are obligations of a state, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The ability of a borrower to maintain enrollment levels will depend on such factors as tuition costs, geographical location, geographic diversity, quality of the student body, quality of the faculty and the diversity of program offerings.

                            The collateral for Loans that are secured by a mortgage on real estate generally consists of special purpose facilities, such as dormitories, dining halls and gymnasiums, which are integral components of the overall educational setting. As a result, in the event of borrower default on a Loan, the Trust's ability to realize the outstanding balance of the Loan through the sale of the underlying collateral may be negatively impacted by the special purpose nature and location of such collateral.

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

7.   Loans                  A number of borrowers are currently experiencing
     (Continued)            adverse changes in their financial condition due to
                            declining enrollment, increasing costs and a decline in endowments, grants, private gifts, and State and Federal funding. Many of these potentially troubled borrowers are developing and implementing strategic plans to improve their financial position; the plans generally include taking actions to control costs and increase revenues through tuition increases, fundraising campaigns, higher enrollment and a reduction of faculty.

                            Due to the special purpose nature of the borrowers' properties, the ability of such troubled borrowers to repay their loans may ultimately be dependent on the future success of the institutions' programs.

8.   Fair Value             SFAS No. 107, "Disclosures about Fair Value of
     of Financial           Financial Instruments," allows for the use of a wide
     Instruments            range of valuation techniques; therefore, it may be
                            difficult to compare the Trust's fair value information to public market information or to other fair value information. Accordingly, the fair value information presented below does not purport to represent, and should not be construed to represent, the underlying "market" value of the Trust's net assets or the amounts that would result from the sale or settlement of the related financial instruments. Further, as the assumptions inherent in fair value estimates change, the fair value estimates will change.

                            Current market prices are not available for most of the Trust's financial instruments since an active market generally does not exist for such instruments. In accordance with the terms of the Indenture, the Trust is required to hold all of the Loans to maturity and to use the cash flows therefrom to retire the Bonds. Accordingly, the Trust has estimated the fair values of its financial instruments using a discounted cash flow methodology. This methodology is similar to the approach used at the formation of the Trust to determine the carrying amounts of these

                                           College and University
                                          Facility Loan Trust One

                                    Notes to Financial Statements

================================================================================

8.   Fair Value             instruments for financial reporting purposes. In
     of Financial           applying the methodology, the calculations have been
     Instruments            adjusted for the change in the relevant market rates
     (Continued)            of interest, the estimated duration of the
                            instruments and an internally developed credit risk rating of the instruments. All calculations are based on the scheduled principal and interest payments on the Loans because the prepayment rate on these loans is not subject to estimate.

                            The estimated fair value of each category of the Trust's financial instruments and the related book value presented in the accompanying balance sheet as of November 30, 1996 are as follows:

                                                       Book Value     Fair Value
                                                         (000s)         (000s)
                            ====================================================

                            Loans                       $70 896*      $ 96 319

                            Investment Agreements:
                             Revenue Fund                17 561         15 288
                             Liquidity Fund               2 704          1 870
                            ----------------------------------------------------

                                                        $91 161       $113 477
                            ====================================================

                            Bonds                       $75 485       $ 92 208
                            ====================================================

                            * Net of Allowance for Possible Loan Losses of $725,000.

                 COLLEGE AND UNIVERSITY FACILITY LOAN TRUST ONE

                             SCHEDULE OF INVESTMENTS

                                NOVEMBER 30, 1996

                          (Dollar Amounts in Thousands)
                                   (Continued)

Outstanding                                                          Stated                        Internal  Amortized
Principal                                                            Interest     Maturity         Rate of   Cost (Notes
Balance         Description                                          Rate %       Date             Return %  1 and 2)
-               -                                                    -            -                -         -
                COLLEGE AND UNIVERSITY LOANS (77.8%)
                ---------- A ---------
          $1470 Albion College                                          3.00      10/01/2015       12.51            $720
            151 Albion College                                          3.00      11/01/1999       12.74             126
            180 Albright College                                        3.50      05/01/2001       11.70              151
            437 Alfred University                                       3.00      11/01/2007       12.41             272
            101 Allegheny College                                       3.00      07/01/1999       12.73              85
            102 Allegheny College                                       3.50      07/01/2001       12.83              79
            605 Alma College                                            3.00      04/01/2010       11.87             364
            350 Alverno College                                         3.375     10/01/2003       12.52             252
            188 American Graduate School of
                  International Management                              3.00      11/01/2010       12.59             108
            310 Anderson College                                        3.00      03/01/2010       13.02             177
           1189 Appalachian State University                         3.00-3.625   07/01/2004       11.80             845
             36 Arizona State University                                2.875     10/01/1997       11.94              33
            487 Arizona State University                                3.50      10/01/2003       11.72             366
            221 Atlantic Union College                                  3.00      05/01/2023       12.68              91
           1530 Augsburg College                                        3.00      04/01/2016       12.95             736
            868 Azusa Pacific University                                3.00      04/01/2017       12.96             405
                ---------- B ---------
            725 Baptist College at Charleston                           3.00      03/01/2014       12.96             366
             91 Barnard College                                         3.125     04/01/1999       12.82              80
            101 Benedict College                                        3.00      11/01/2006       12.42              65
             31 Bethune-Cookman College                                 3.00      10/01/2000       12.71              25
            343 Birmingham-Southern College                             3.00      10/01/2006       12.48             227
            500 Birmingham-Southern College                             3.00      10/01/2010       12.47             283
            166 Black Hills State College                               3.00      10/01/2005       11.76             115
            120 Black Hills State College                               3.00      10/01/2007       11.77              78
            951 Boston University                                       3.00      12/31/2022       11.87             416
            224 Bryan College                                           3.00      02/01/2010       12.68             129
             66 Buena Vista College                                     3.625     02/01/2001       13.45              53
            223 Buena Vista College                                     3.00      11/01/2009       12.41             130
                ---------- C ---------
           2350 California State University                             3.00      11/01/2012       10.57            1398
            662 Carnegie - Mellon University                            3.00      11/01/2017       10.45             361
           2155 Case Western Reserve University                         3.00      04/01/2016       10.54            1204
             50 Centenary College of Louisiana                          2.875     10/01/1999       12.82              42
             26 Central Missouri State                                  2.875     07/01/1997       11.89              24

          $ 192 Central Missouri State                                  3.125     07/01/2000       11.83            $156
            324 Central Missouri State                                  3.50      07/01/2001       11.80             255
             20 Central State College                                   2.75      12/01/1996       10.66              19
            284 Central Washington University                           3.50      10/01/1999       10.99             249
            809 Central Washington University                           3.75      10/01/2004       11.03             612
             52 Chaminade College of Honolulu                           3.50      10/01/2002       12.55              39
            313 Chaminade College of Honolulu                           3.00      10/01/2011       12.47             173
            101 Champlain College                                       3.00      10/01/2010       12.66              57
            332 Claflin College                                         3.00      11/01/2002       12.57             249
            148 Clark College                                           3.00      11/01/1999       12.75             125
           1080 College of Charleston                                   3.00      07/01/2016       12.02             527
            645 College of St. Thomas                                   3.00      04/01/2017       12.95             302
            702 College of the Virgin Islands                           3.00      10/01/2004       11.83             494
             56 Colorado State University                               2.75      04/01/1997       12.63              53
            404 Colorado State University                               3.50      04/01/2001       12.17             330
           1325 Colorado State University                               3.625     04/01/2005       11.98             957
            424 Community College of Rhode Island                       3.00      04/01/2018       12.10             204
            815 Concordia College                                       3.00      05/01/2011       12.64             457
            103 Contra Costa College                                    3.00      04/01/2009       12.34              63
             84 Cornell University                                      3.00      11/01/1999       10.84              73
            408 Curry College                                           3.00      04/01/2010       12.74             235
                ---------- D ---------
             43 Dana College                                            3.50      04/01/2001       13.39              34
            355 Daniel Webster College                                  3.00      04/01/2019       12.99             156
            414 Dean Junior College                                     3.00      04/01/2016       12.96             202
             67 Dillard University                                      3.375     04/01/2002       13.41              53
            108 Dillard University                                      3.00      11/01/2000       12.68              87
             30 Dormitory Authority of New York                         3.00      07/01/1998       12.77              23
           1310 Drake University                                        3.00      10/01/2012       12.71             701
            200 Drexel University                                       3.75      05/01/2000       11.72             176
                ---------- E ---------
            512 Eckerd College                                          3.50      07/01/2003       12.53             369
             65 Eckerd College                                          3.75      03/01/2005       13.04              45
            163 Emory University                                        3.375     07/01/2002       12.59             124
            365 Emory University                                        3.375     03/01/2003       13.25             269
            505 Emporia State University                                3.00      04/01/2009       12.33             309
                ---------- F ---------
            349 Fairleigh Dickinson University                          3.50      11/01/2003       11.66             261
            123 Fairleigh Dickinson University                          3.00      11/01/2020       12.09              56
             38 Findlay College                                         3.375     07/01/2002       12.56              28
             30 Findlay College                                         3.00      11/01/1997       12.96              27
            410 Florida Atlantic University                             3.00      07/01/2006       11.85             268
             82 Florida Institute of Technology                         3.00      02/01/2006       13.17              53
            190 Foothill College                                        3.00      10/01/2006       11.76             125
             58 Fort Hays State University                              3.00      10/01/1998       11.88              51
            314 Fort Hays State University                              3.375     10/01/2002       11.74             241
             61 Fort Lewis College                                      3.125     10/01/1999       11.84              52
                ---------- G ---------
            859 Gordon College                                          3.50      04/01/2013       12.84             469
           1430 Grambling State University                           3.00-3.75    10/01/2005       11.70             999

                ---------- H ---------
          $ 156 Hampshire College                                       3.00      11/01/2006       12.43            $101
            770 Harcum Junior College                                   3.00      11/01/2015       12.44             379
            470 Haverford College                                       3.625     11/01/2013       12.29             259
             51 High Point College                                      3.375     12/01/2002       11.63              37
            185 High Point College                                      3.00      12/01/2007       11.72             112
                ---------- I ---------
           1135 Indiana University                                      3.50      04/01/2000       11.56             974
            284 Inter American University of San Juan                2.75-3.00    12/01/2001       11.63             230
           1225 Iowa State University of Ames                           3.00      07/01/2007       10.63             820
                ---------- J ---------
            500 Jackson State University                                3.00      01/01/2007       12.50             320
            100 Jarvis Christian College                                3.50      04/01/2001       13.41              79
            602 Jarvis Christian College                                3.00      04/01/2019       12.96             269
             37 John Carroll University                                 2.75      01/01/1997       14.22              35
                ---------- K ---------
             66 Kansas Newman College                                   3.125     04/01/2000       13.71              56
            183 Kansas Newman College                                   3.00      04/01/2006       13.10             118
            385 Kansas State University                                 3.375     04/01/2002       11.79             305
            134 Kansas State University                                 3.50      04/01/2000       11.52             115
            363 Kent State University                                   2.875     12/01/1999       10.01             321
           1570 Kent State University                                   3.00      12/01/2008       10.55            1031
            152 Kenyon College                                          3.00      11/01/1999       10.69             131
            113 Kirksville College of Kirksville, Missouri              3.125     12/01/2000       11.63              93
            208 Knox College                                            3.00      05/01/2007       12.72             132
                ---------- L ---------
             49 Lambuth College                                         3.00      05/01/1998       14.06              46
            285 Laredo Junior College                                   3.00      08/01/2009       11.82             170
            168 Lawrence University                                     3.375     04/01/2002       13.34             128
             31 Lincoln College                                         3.00      12/01/1998       11.63              27
            105 Linfield College                                        3.125     10/01/1999       12.80              87
            660 Long Island University                                  3.00      06/01/2016       12.34             315
            808 Long Island University                                  3.75      10/01/2005       12.42             556
            225 Louisiana State University                              3.50      07/01/2002       10.50             183
            760 Louisiana State University                              3.50      04/01/2002       11.10             616
            257 Louisiana Tech University                               3.50      04/01/2000       12.72             223
            170 Loyola University - Mundelein Branch                    3.125     10/01/2000       12.70              136
             49 Lynchburg College                                       3.00      11/01/1998       12.83              43
                ---------- M ---------
            520 McKendree College                                       3.00      04/01/2007       13.07             326
             18 Medical College of Wisconsin                            3.00      10/01/1997       13.01              16
            170 Medical College of Wisconsin                            3.00      10/01/1999       12.79             141
             11 Menlo College                                           2.875     04/01/1997       14.28              10
             80 Merrimack College                                       2.875     04/01/1999       13.83              69
            801 Michigan State University                               3.00      05/01/2020       10.96             417
           1608 Middlebury College                                      3.00      04/01/2018       12.87             815
             65 Midland Lutheran College                                3.50      04/01/2001       13.41              52
             56 Midland Lutheran College                                2.875     04/01/1999       13.77              48
            260 Mississippi State University                            2.75      12/01/1997       10.70              238
            495 Mississippi State University                            3.50      12/01/2001       10.82             409

          $ 120 Mississippi Valley State                                3.00      07/01/2008       11.89            $ 75
            633 Missouri Southern State College                         3.00      12/01/2008       10.56             414
            361 Missouri Western State College                          3.00      10/01/2008       11.77             224
            482 Montclair State College                                 3.00      07/01/2008       11.32             304
            315 Monterey Peninsula College                              3.00      10/01/2018       11.95             147
            123 Montreat-Anderson College                               3.00      12/01/2019       12.19              57
            337 Moravian College                                        3.00      11/01/2000       12.67             269
             42 Morehouse College                                       2.875     07/01/1999       10.48              36
            136 Morehouse College                                       3.375     07/01/2001       10.57             110
           1053 Morris College                                          3.00      11/01/2013       12.42             547
                ---------- N ---------
            439 New England College                                     3.625     10/01/2013       12.37             243
           1095 New England College                                     3.00      04/01/2019       12.96             490
              1 North Carolina Agriculture
                  and Technical State University                        3.00      07/01/1997        9.35               1
            140 North Carolina Agriculture
                  and Technical State University                        3.75      07/01/2004       10.02             108
             35 North Carolina Central University                       3.00      11/01/1998       11.83              31
           1220 North Carolina State University                         3.00      09/01/2006        8.02             948
            168 North Carolina State University                         3.00      09/01/1998        6.63             159
            134 Northeastern University                                 3.00      05/01/1999       13.10              113
            155 Northwest Nazarene College                              3.00      11/01/2001       12.60              119
                ---------- O ---------
            135 Occidental College                                      3.50      10/01/2001       12.62             105
            244 Ohio Valley Hospital                                    3.75      10/01/2005       12.43             174
           2350 Old Dominion University                                 3.00      06/01/2013       11.70             1263
            154 Ouachita Baptist University                             3.375     12/01/2002       11.63             113
                ---------- P ---------
             89 Pacific University                                      3.50      10/01/2001       12.66              71
            108 Pacific University                                      3.00      11/01/1999       12.75              90
             59 Pan American University                                 3.50      10/01/2000       11.00              50
              5 Paul Quinn College                                      3.00      09/01/1998        8.06               5
            444 Pittsburg State University                              3.75      04/01/2005       12.30             321
            550 Point Loma Nazarene College                             3.75      04/01/2005       13.05             386
             57 Post College                                            3.00      10/01/1998       12.90              49
            125 Providence Hospital                                     3.375     01/01/2002       11.33              99
            710 Purdue University                                       3.50      07/01/2001       10.26             582
                ---------- R ---------
             13 Reed College                                            2.875     10/01/1997       13.03              12
            293 Riverside Hospital                                      3.00      04/01/2007       13.09             186
            743 Rivier College                                          3.625     04/01/2014       12.78             402
                ---------- S ---------
            425 San Diego State University                              3.00      11/01/2021       11.93             189
            885 San Francisco State University                          3.00      11/01/2021       11.93             395
           1218 Sarah Lawrence College                                  3.00      11/01/2021       12.64             530
            348 Scripps College                                         3.00      10/01/2005       12.51             233
            150 Simpson College                                         3.375     07/01/2001       12.18             114
            211 South Dakota State University                           3.125     04/01/2000       12.76             183

          $1625 South Dakota State University                           3.00      04/01/2016       12.31           $ 818
             52 South Plains Junior College District                    3.125     10/01/1999       11.85              44
           1495 Southeast Missouri State                                3.50      04/01/2005       12.32            1059
            306 Southern Arkansas University                            3.75      10/01/2004       11.76             225
            245 Southern Methodist University                           3.00      10/01/1998       12.87             212
             65 Southern Nazarene University                            3.125     04/01/2000       13.60              54
             91 Spring Arbor College                                    3.00      11/01/2000       12.67              73
            194 Springfield College                                     3.00      05/01/2011       12.59             109
            106 St. Augustine's College                                 3.00      11/01/2001       12.61              82
            227 St. Edward's University                                 3.625     04/01/2013       12.80             125
            385 St. Francis College                                     3.50      05/01/2001       12.88             310
             47 St. Mary's University of San Antonio                    3.00      10/01/1997       13.01              43
            489 St. Mary's University of San Antonio                    3.75      11/01/2002       12.47             373
             22 St. Michael's College                                   2.875     04/01/1997       14.19              21
            250 St. Michael's College                                   3.00      04/01/2008       13.06             156
            491 Stanford University                                     3.125     04/01/2002        9.82             419
            305 Stanford University                                     3.00      05/01/1999        9.61             280
            996 Stanford University                                     3.00      05/01/2024       10.40             484
            106 Stetson University                                      3.50      09/01/2001       12.48              84
             42 Stillman College                                        3.00      02/01/2007       13.24              27
           2876 Suomi College (A)                                       3.00      08/01/2014       12.70            1070
            190 Susquehanna University                                  3.00      11/01/2006       12.44             122
            450 Susquehanna University                                  3.625     11/01/2014       12.32             243
            156 Swarthmore College                                      3.00      11/01/2013       12.30              82
                ---------- T ---------
            715 Taylor University                                       3.00      10/01/2010       12.45             404
            543 Temple University                                       3.375     11/01/2014       11.99             297
            345 Temple University                                       2.875     05/01/1999       13.18             298
            140 Texas Christian University                              3.00      04/01/1998       13.97             126
            358 Texas College                                           3.00      04/01/2007       13.09             226
            778 Texas Tech University                                   3.625     03/01/2013       10.80             477
           5570 Texas Tech University                                3.375-3.50   03/01/2012       10.83            3450
            136 Tougaloo College                                        3.00      06/01/2021       12.44              58
            866 Tufts University                                        3.625     10/01/2004       12.47             617
                ---------- U ---------
             22 Union College                                           3.00      10/01/1997       10.23              20
           1976 University of Alabama                                   3.00      05/01/2021       12.27             889
            141 University of Alaska                                    3.125     04/01/2001       12.63             115
            251 University of Arkansas at Monticello                    3.625     04/01/2004       12.40             184
             39 University of Arkansas at Little Rock                   2.875     04/01/1999       12.01              34
             35 University of Chicago                                   2.75      01/01/1997       14.22              33
            110 University of Chicago                                   3.00      06/01/1998       12.59              95
             51 University of Chicago                                   3.50      12/01/2001       11.63              40
            951 University of Florida                                   3.00      01/01/1999       12.70             827
           1348 University of Florida                                   3.00      01/01/2005       12.51             929
           1230 University of Hawaii at Manoa                           3.00      10/01/2006       11.76             814
           1662 University of Missouri at Columbia                      3.625     05/01/2004       11.63            1289
             44 University of Missouri at Rolla                         2.875     05/01/1998       12.01              40
            114 University of Missouri at Rolla                         3.50      05/01/2003       11.68              89
            266 University of Montevallo                                3.00      05/01/2023       12.30             114
            155 University of Nebraska                                  3.00      07/01/2013       10.59              90

          $ 453 University of North Carolina                            3.50      07/01/2002       10.60           $ 358
           1535 University of North Carolina                            3.00      01/01/2018       11.49             773
           1900 University of Notre Dame                                3.00      04/01/2018       12.95             866
            145 University of Pittsburgh                                3.00      11/01/1999        9.95             127
            326 University of Portland                                  3.00      04/01/2013       12.95             169
            784 University of Rochester                                 3.375     10/01/2002       10.77             664
           1325 University of Rochester                                 3.00      10/01/2006       10.92             908
            993 University of South Dakota                              3.625     10/01/2013       11.74             566
           2454 University of South Florida                             3.00      07/01/2013       11.97            1304
            329 University of Steubenville                              3.375     04/01/2012       12.88             182
            363 University of Steubenville                              3.00      04/01/2017       12.96             170
           3045 University of Vermont                                   3.00      10/01/2019       12.19            1409
            200 University of Washington                                3.50      08/01/2000       11.06             167
            170 Upsala College (A)                                      2.75      10/01/1996       12.65             155
            910 Utah State University                                   3.50      04/01/2002       11.76             725
                ---------- V ---------
           1274 Vanderbilt University                                   3.00      08/01/2005       10.69             902
            855 Vanderbilt University                                   3.00      06/30/2009       10.39             557
                ---------- W ---------
            325 West Virginia Institute of Technology                   3.00      06/01/1999       11.66             273
            484 West Virginia Wesleyan College                          3.50      05/01/2002       13.43             354
            215 Western Carolina University                             3.75      11/01/2001       11.67             173
           1470 Western Maryland College                                3.00      11/01/2016       12.44             707
            205 Western Washington University                           3.00      10/01/2007       11.16             135
            101 Whittier College                                        3.50      04/01/2001       13.53              83
                ---------- X ---------
            600 Xavier University                                       3.00      10/01/2017       12.54             276
         ------                                                                                                   ------
        $115874 Total College and University Loans                                                                $71621

                Allowance for Possible Loan Losses                                                                   725

                Net College and University Loans                                                                   70896


                INVESTMENT AGREEMENTS (22.2%)

        $  2704 FNMA #787 Liquidity Fund                                8.00      12/01/2014        8             $ 2704
          17561 FNMA #786 Revenue Fund                                  5.00      12/01/2014        5              17561
        -------                                                                                                   ------
        $ 20265 Total Investment Agreements                                                                       $20265
        -------                                                                                                   ------
        $136139 Total Investments (100.0%)                                                                        $91161

(A) This institution has been placed on nonaccrual status as more fully described in Note 6.

(Signature Page, to follow Item 79 at Screen Number 40, Page Number 33)

     This report is signed on behalf of the registrant in the City of Boston and the Commonwealth of Massachusetts on the 29th day of January, 1997.

                                   COLLEGE AND UNIVERSITY FACILITY
                                    LOAN TRUST ONE

                                   By: State Street Bank and Trust Company,
                                   not in its individual capacity, but
                                   solely as Owner Trustee under a
                                   Declaration of Trust dated September 17,
                                   1987 as Amended and restated on
                                   September 29, 1987, and December 4,
                                   1989.

                                   By: James E. Schultz
                                       Assistant Secretary